Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Leef Brands, Inc.
Entity Central Index Key	0001711141
Entity Tax Identification Number	98-1653633
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 2500 Park Place
Entity Address, Address Line Two	666 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2X8
City Area Code	(416)
Local Phone Number	797-6455
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 2500 Park Place
Entity Address, Address Line Two	666 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2X8
City Area Code	(416)
Local Phone Number	797-6455
Contact Personnel Name	Micah Anderson